Share-based Payment - Summary of Bank's Employee Stock Option Plan Outstanding and Exercisable by Range of Exercise Price (Detail) pure in Thousands	Oct. 31, 2019 CAD ($) yr	Oct. 31, 2018 CAD ($)	Oct. 31, 2017 CAD ($)
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding		3,900
Employee stock options [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding	11,509	14,140	15,555
Weighted average remaining contractual life, options outstanding | yr	4.95
Weighted average exercise price, options outstanding	$ 64.35	$ 60.02	$ 57.42
Number of stock, option exercisable	7,318	10,176
Weighted average exercise price, option exercisable	$ 59.20	$ 55.76
Employee stock options [member] | Ranges of exercise prices for outstanding share options one [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding	338
Weighted average remaining contractual life, options outstanding | yr	0.11
Weighted average exercise price, options outstanding	$ 47.75
Number of stock, option exercisable	338
Weighted average exercise price, option exercisable	$ 47.75
Employee stock options [member] | Ranges of exercise prices for outstanding share options Two [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding	1,086
Weighted average remaining contractual life, options outstanding | yr	2.00
Weighted average exercise price, options outstanding	$ 50.51
Number of stock, option exercisable	1,086
Weighted average exercise price, option exercisable	$ 50.51
Employee stock options [member] | Ranges of exercise prices for outstanding share options three [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding	5,218
Weighted average remaining contractual life, options outstanding | yr	3.67
Weighted average exercise price, options outstanding	$ 59.70
Number of stock, option exercisable	4,624
Weighted average exercise price, option exercisable	$ 59.57
Employee stock options [member] | Ranges of exercise prices for outstanding share options four [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding	4,867
Weighted average remaining contractual life, options outstanding | yr	7.32
Weighted average exercise price, options outstanding	$ 73.57
Number of stock, option exercisable	1,270
Weighted average exercise price, option exercisable	$ 68.32